Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income (loss) for the year	$ 20,028	$ 15,810	$ (15,858)
Other comprehensive income (loss):
Foreign cumulative conversion adjustment	3,330	(5,249)	2,022
Total comprehensive income (loss) for the year	23,358	10,561	(13,836)
Less: comprehensive income (loss) attributable to noncontrolling interest	(14)	(10)	12
Comprehensive income (loss) attributable to controlling shareholders	$ 23,372	$ 10,571	$ (13,848)